CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUES	$ 4,800	$ 0	$ 0
COST OF REVENUES	(3,692)	0	0
GROSS PROFIT	1,108	0	0
RESEARCH AND DEVELOPMENT EXPENSES	(12,519)	(17,629)	(19,466)
SALES AND MARKETING EXPENSES	(25,270)	(6,462)	(1,003)
GENERAL AND ADMINISTRATIVE EXPENSES	(6,310)	(5,066)	(4,308)
IMPAIRMENT OF INTANGIBLE ASSETS	(6,703)	0	0
OPERATING LOSS	(49,694)	(29,157)	(24,777)
NON-OPERATING INCOME (EXPENSES), NET	(10,819)	5,670	(1,830)
FINANCIAL INCOME	2,068	694	559
FINANCIAL EXPENSES	(2,169)	(2,158)	(1,006)
LOSS AND COMPREHENSIVE LOSS	$ (60,614)	$ (24,951)	$ (27,054)
LOSS PER ORDINARY SHARE – BASIC	$ (0.06)	$ (0.03)	$ (0.04)
LOSS PER ORDINARY SHARE – DILUTED	$ (0.06)	$ (0.03)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	963,365,525	773,956,973	662,933,695